EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
SCHEDULE OF RE-DESIGNATED ORDINARY SHARES ISSUED AND OUTSTANDING

Shareholder	Shares held immediately prior to the Reclassification	Reclassification	Shares held immediately after the Reclassification
Changbin Xia	135,000 Ordinary Shares	Class B Ordinary Shares	135,000 Class B Ordinary Shares
Union International Company Limited	73 Ordinary Shares	Class B Ordinary Shares	73 Class B Ordinary Shares
All other shareholders	26,195,398 Ordinary Shares	Class A Ordinary Shares	26,195,398 Class A Ordinary Shares
Total	26,330,471 Ordinary Shares	-	26,330,471 Ordinary Shares

SCHEDULE OF PRO FORMA EFFECT OF RECLASSIFICATION OF SHARE CAPITAL

The following table sets forth the pro forma effect of the Reclassification on the Company’s share capital as of June 30, 2026, as if the Reorganization had been effected on such date (unaudited):

	As of June 30, 2026	Pro Forma (Unaudited)

Ordinary shares	26,330,471 Shares	-
Class A Ordinary Shares	-	26,195,398 Shares
Class B Ordinary Shares	-	135,073 Shares
Total shareholders’ deficit	$(62,471,192)	$(62,471,192)